Goodwill - Disclosure of key assumptions used to estimate the recoverable amounts of the groups CGUs (Details)	Dec. 31, 2017
BELL WIRELESS
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate (as a percent)	0.80%
Discount Rate (as a percent)	9.10%
BELL WIRELINE
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate (as a percent)	1.00%
Discount Rate (as a percent)	6.00%
BELL MEDIA
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate (as a percent)	1.00%
Discount Rate (as a percent)	8.50%